UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     9729314808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     November 02, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     49

Form13F Information Table Value Total:     $258,816 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      406     7765 SH       SOLE                     7765
Accuray Inc                    COM                             145    23275 SH       SOLE                    23275
American Express               COM              025816109      216     5143 SH       SOLE                     5143
Amgen Inc                      COM                            1450    26305 SH       SOLE                    26305
AT&T                           COM              001957109      312    10898 SH       SOLE                    10898
Berkshire Hathaway Cl A 1/100t COM                             249      200 SH       SOLE                      200
Berkshire Hathaway Class B     COM              084670207    69801   844229 SH       SOLE                   844229
Bristol-Myers Squibb           COM              110122108     1086    40050 SH       SOLE                    40050
Caterpillar Inc                COM              149123101      604     7675 SH       SOLE                     7675
Central Fund of Canada Cl A                     153501101    12716   766045 SH       SOLE                   766045
Chevron                        COM              166764100      235     2900 SH       SOLE                     2900
cisco Systems                  COM              17275R102      353    16100 SH       SOLE                    16100
Coca Cola                      COM              191216100    17581   300430 SH       SOLE                   300430
ConocoPhillips                 COM              20825C104     8287   144305 SH       SOLE                   144305
Diageo PLC ADR                 COM                             364     5275 SH       SOLE                     5275
Dodge & Cox Balanced Fd                                        367     5629 SH       SOLE                     5629
Dominion Resources Black Warri COM              25746Q108     1934   142175 SH       SOLE                   142175
Duke Energy                    COM              264399106      257    14500 SH       SOLE                    14500
Enterprise Prods Ptn           COM                             242     6100 SH       SOLE                     6100
Exxon Mobil                    COM              30231G102    27901   451542 SH       SOLE                   451542
First Industrial Realty        COM                             373    73525 SH       SOLE                    73525
General Electric               COM              369604103      476    29298 SH       SOLE                    29298
Home Depot                     COM              437076102     7490   236429 SH       SOLE                   236429
Honeywell Intl                 COM              438516106      680    15473 SH       SOLE                    15473
Illinois Tool Works            COM                             737    15675 SH       SOLE                    15675
Int'l Business Machines        COM              459200101     1105     8238 SH       SOLE                     8238
Johnson & Johnson              COM              478160104    20037   323383 SH       SOLE                   323383
Kraft Foods Cl A               COM                            7544   244462 SH       SOLE                   244462
Lilly Eli & Company            COM              532457108    15210   416380 SH       SOLE                   416380
Lowe's Companies               COM              548661107     1402    62920 SH       SOLE                    62920
M&T Bank                       COM                             530     6475 SH       SOLE                     6475
McDonalds Corp                 COM              580135101      289     3880 SH       SOLE                     3880
Medtronic Inc                  COM                             591    17610 SH       SOLE                    17610
Merck & Co                     COM              589331107    21405   581491 SH       SOLE                   581491
Pepsico                        COM              713448108     1349    20302 SH       SOLE                    20302
Philip Morris Int'l            COM                             330     5882 SH       SOLE                     5882
Procter & Gamble               COM              742718109     1076    17935 SH       SOLE                    17935
Texas Instruments              COM              882508104      209     7684 SH       SOLE                     7684
U S Bancorp                    COM              902973304     7650   353830 SH       SOLE                   353830
United States Natural Gas Fund                                2789   452150 SH       SOLE                   452150
USG Corp                       COM              903293405    12819   971895 SH       SOLE                   971895
Vanguard 500 Index Fd                                          420     4834 SH       SOLE                     4834
Wells Fargo & Co               COM              949746101     8631   343668 SH       SOLE                   343668
YUM! Brands                    COM              895953107      267     5800 SH       SOLE                     5800
Zimmer Holdings                COM                             658    12567 SH       SOLE                    12567